Exchange rates (Details)	12 Months Ended
	Dec. 31, 2022 € / £	Dec. 31, 2022 € / £ $ / £	Dec. 31, 2021 € / £	Dec. 31, 2021 $ / £ € / £	Dec. 31, 2020 € / £	Dec. 31, 2020 $ / £	Dec. 31, 2022 $ / £	Dec. 31, 2021 $ / £
Exchange rates
Average foreign exchange rate	1.17	1.24	1.16	1.38	1.12	1.28
Closing foreign exchange rate	1.13	1.13	1.19	1.19			1.21	1.35